RELATED PARTY TRANSACTIONS BALANCES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 7– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the six months ended June 30, 2026, and the six months ended June 30, 2025, is set out below:

	June 30, 2026	June 30, 2025
salary (cost of sales)	56,937	66,916
consulting (research and development)	62,262	63,199
consulting (professional fees)	116,222	95,637
share based payments	71,604	2,004,876
salary (general and administrative expenses)	783,370	1,384,027
	$1,090,395	$3,614,655

As at June 30, 2026, $1,243 was owed from shareholders of the company (December 31, 2025– $1,300). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at June 30, 2026, $151,910 was owed to directors of the Company (December 31, 2025– $113,892). Amounts due are non-interest bearing and unsecured.